THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac 1,[3]	Thomas H. Lenagh [1,4]
Phyllis O. Bonanno [1,4]	Kathleen T. McGahran [2,4]
Daniel E. Emerson [2,3]	Douglas G. Ober [1]
Frederic A. Escherich [2,3]	John J. Roberts [1],3
Roger W. Gale [1,3]	Craig R. Smith [2,4]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee

Officers

Douglas G. Ober	Chairman and Chief Executive Officer
Joseph M. Truta	President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Maureen A. Jones	Vice President, Chief Financial Officer and Treasurer
Stephen E. Kohler	Vice President—Research
David R. Schiminger	Vice President—Research
D. Cotton Swindell	Vice President—Research
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (9/30/06)	$13.52
Net Asset Value (9/30/06)	$15.73
Discount:	14.1%

New York Stock Exchange ticker symbol: ADX

NASDAQ Mutual Fund Quotation Symbol: XADEX

Newspaper stock listings are generally under the abbreviation: AdaEx

Distributions in 2006

From Investment Income	$0.13
From Net Realized Gains	0.02

Total	$0.15

2006 Dividend Payment Dates

March 1, 2006

June 1, 2006

September 1, 2006

December 27, 2006*

*Anticipated

LETTER TO STOCKHOLDERS

We submit herewith the financial statements of the Company for the nine months ended September 30, 2006. Also provided are a schedule of investments and other summary financial information.

Net assets of the Company at September 30, 2006 were $15.73 per share on 85,117,815 shares outstanding, compared with $14.71 per share at December 31, 2005 on 86,099,607 shares outstanding. On March 1, 2006, a distribution of $0.05 per share was paid, consisting of $0.02 from 2005 investment income, $0.02 from 2005 short-term capital gain, and $0.01 from 2006 investment income, all taxable in 2006. A 2006 investment income dividend of $0.05 per share was paid on June 1, 2006 and September 1, 2006.

Net investment income for the nine months ended September 30, 2006 amounted to $13,673,160, compared with $12,904,578 for the same period in 2005. These earnings are equal to $0.16 and $0.15 per share.

Net capital gain realized on investments for the nine months ended September 30, 2006 amounted to $32,807,779, the equivalent of $0.39 per share.

The total return on the market value (with dividends and capital gains reinvested) of the Company’s shares was 9.0% for the nine months ended September 30, 2006. The total return on the net asset value of the Company’s shares in the period was 8.2%. These compare to an 8.5% total return for the Standard & Poor’s 500 Composite Stock Index and a 10.9% total return for the Dow Jones Industrial Average over the same time period.

For the twelve months ended September 30, 2006, the Company’s total return on market value was 10.1% and on net asset value was 9.7%, as the discount narrowed during the period. Comparable figures for the S&P 500 and the Dow Jones Industrials were 10.8% and 13.1%, respectively over the twelve month time period.

By now, you should have received the proxy statement concerning the upcoming Special Meeting of Stockholders on November 7, 2006. As is more fully described in the proxy statement, we are calling the Special Meeting to obtain your approval of a comprehensive rewriting and updating of our corporate charter. We believe that the charter amendments will provide your Board of Directors with additional tools needed to strengthen its ability to further the interests of the Company and our long-term shareholders. Your vote is very important and we urge you to vote in favor of each of the eight charter amendment proposals. If you have not yet voted, please call the Altman Group at 1-800-314-9816, extension 7309, and they can assist you in voting your proxy.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at our website (www.adamsexpress.com). Also available at the website are a history of the Company, historical financial information, and other useful content. Further information regarding shareholder services is located on page 15 of this report.

By order of the Board of Directors,

Douglas G. Ober,

Chairman and

Chief Executive Officer

Joseph M. Truta,

President

October 13, 2006

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006

(unaudited)

Assets
Investments* at value:
Common stocks and convertible securities (cost $890,329,275)	$1,221,240,553
Non-controlled affiliate, Petroleum & Resources Corporation (cost $27,963,162)	64,902,349
Short-term investments (cost $44,281,402)	44,281,402
Securities lending collateral (cost $66,863,737)	66,863,737	$1,397,288,041
Cash		300,006
Receivables:
Investment securities sold		4,140,194
Dividends and interest		1,350,441
Prepaid pension cost		5,306,290
Prepaid expenses and other assets		1,926,287
Total Assets		1,410,311,259
Liabilities
Investment securities purchased		502,510
Open written option contracts at value (proceeds $911,744)		678,815
Obligations to return securities lending collateral		66,863,737
Accrued expenses		3,600,831
Total Liabilities		71,645,893
Net Assets		$1,338,665,366
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares; issued and outstanding 85,117,815 shares (includes 58,794 restricted shares, 9,000 restricted stock units, and 3,007 deferred stock units) (Note 6)		$85,117,815
Additional capital surplus		845,629,802
Undistributed net investment income		7,261,520
Undistributed net realized gain on investments		32,572,835
Unrealized appreciation on investments		368,083,394
Net Assets Applicable to Common Stock		$1,338,665,366
Net Asset Value Per Share of Common Stock		$15.73

*See Schedule of Investments on pages 8 and 9.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Nine Months Ended September 30, 2006

(unaudited)

Investment Income
Income:
Dividends:
From unaffiliated issuers	$16,836,866
From non-controlled affiliate	633,179
Interest and other income	816,674
Total income	18,286,719
Expenses:
Investment research	2,062,101
Administration and operations	1,060,586
Directors’ fees	268,325
Reports and stockholder communications	301,170
Transfer agent, registrar and custodian expenses	276,077
Auditing and accounting services	91,941
Legal services	82,887
Occupancy and other office expenses	273,019
Travel, telephone and postage	66,274
Other	131,179
Total expenses	4,613,559
Net Investment Income	13,673,160
Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	32,668,759
Net realized gain distributed by regulated investment company (non-controlled affiliate)	139,020
Change in unrealized appreciation on investments	51,606,027
Net Gain on Investments	84,413,806
Change in Net Assets Resulting from Operations	$98,086,966

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Nine Months Ended September 30, 2006	Year Ended December 31, 2005
	(unaudited)
From Operations:
Net investment income	$13,673,160	$18,288,551
Net realized gain on investments	32,807,779	53,817,950
Change in unrealized appreciation on investments	51,606,027	(27,193,045)
Change in net assets resulting from operations	98,086,966	44,913,456
Distributions to Stockholders from:
Net investment income	(11,084,344)	(18,634,893)
Net realized gain from investment transactions	(1,719,287)	(53,672,531)
Decrease in net assets from distributions	(12,803,631)	(72,307,424)
From Capital Share Transactions:
Value of shares issued in payment of distributions	5,264	30,523,934
Cost of shares purchased (Note 4)	(13,657,423)	(32,052,187)
Deferred compensation (Notes 4,6)	305,538	101,973
Change in net assets from capital share transactions	(13,346,621)	(1,426,280)
Total Change in Net Assets	71,936,714	(28,820,248)

Net Assets:
Beginning of period	1,266,728,652	1,295,548,900
End of period (including undistributed net investment income of $7,261,520 and $4,672,704, respectively)	$1,338,665,366	$1,266,728,652

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Act of 1940 as a diversified investment company. The Company is an internally-managed fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Security Valuation — Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company’s policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities at September 30, 2006 was $1,028,950,325 and net unrealized appreciation aggregated $368,337,716, of which the related gross unrealized appreciation and depreciation were $444,297,240 and $75,959,524, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company’s capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

The Company’s investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the nine months ended September 30, 2006 were $110,096,297 and $151,537,518, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the risks of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of September 30, 2006 can be found on page 11.

Transactions in written covered call and collateralized put options during the nine months ended September 30, 2006 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2005	2,320	$244,294	2,465	$317,641
Options written	7,730	1,017,093	9,538	1,070,338
Options terminated in closing purchase transactions	(700)	(86,897)	(3,445)	(412,021)
Options expired	(5,400)	(625,129)	(4,555)	(538,413)
Options exercised	(470)	(52,838)	(225)	(22,324)
Options outstanding, September 30, 2006	3,480	$496,523	3,778	$415,221

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2005, the Company issued 2,400,624 shares of its Common Stock at a price of $12.715 per share (the average market price on December 12, 2005) to stockholders of record on November 22, 2005 who elected to take stock in payment of the year-end distribution from 2005 capital gain and investment income.

During 2006, the Company issued 395 shares of its Common Stock at a weighted average price of $13.26 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2006 and 2005 were as follows:

	Shares		Amount
	Nine months ended September 30, 2006	Year ended December 31, 2005	Nine months ended September 30, 2006	Year ended December 31, 2005
Shares issued in payment of dividends	395	2,400,624	$5,264	$30,523,934
Shares purchased (at a weighted average discount from net asset value of 14.1% and 12.6%, respectively)	(1,040,700)	(2,458,500)	(13,657,423)	(32,052,187)
Net share activity under the 2005 Equity Incentive Compensation Plan	58,513	22,191	305,538	101,973
Net change	(981,792)	(35,685)	$(13,346,621)	$(1,426,280)

5. Retirement Plans

The Company’s qualified defined benefit pension plan covers all employees with at least one year of service. In addition, the Company has

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan. Benefits are based on length of service and compensation during the last five years of employment. The Company’s policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the nine months ended September 30, 2006, the Company did not contribute to the plans. The Company does not anticipate making any contributions to the plans in 2006.

The following table aggregates the components of the plans’ net periodic pension cost for the nine months ended September 30, 2006:

Service cost	$345,727
Interest cost	388,511
Expected return on plan assets	(595,527)
Amortization of prior service cost	89,832
Amortization of net loss	135,573
Net periodic pension cost	$364,116

The Company also sponsors a defined contribution plan that covers substantially all employees. For the nine months ended September 30, 2006, the Company expensed contributions of $137,238. The Company does not provide postretirement medical benefits.

6. Equity-Based Compensation

The Stock Option Plan adopted in 1985 (“1985 Plan”), which has been discontinued for new grants, permitted the issuance of stock options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company’s Common Stock at the fair market value on the date of grant. The exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gains paid by the Company during subsequent years. Options are exercisable beginning not less than one year after the date of grant and stock appreciation rights are exercisable beginning not less than two years after the date of grant. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option exercise price and the fair market value of the Common Stock at the date of surrender. All options terminate 10 years from the date of grant if not exercised. With the adoption of the 2005 Equity Incentive Compensation Plan at the 2005 Annual Meeting, no further grants will be made under the 1985 Plan, although unexercised awards granted in 2004 and prior years remain outstanding.

A summary of option activity under the 1985 Plan as of September 30, 2006, and changes during the period then ended, is presented below:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Life (Years)
Outstanding at December 31, 2005	254,766	$11.71	5.71
Exercised	(39,973)	8.09
Cancelled	(8,233)	10.87
Outstanding at September 30, 2006	206,560	$12.42	4.98
Exercisable at September 30, 2006	128,638	$12.61	4.91

The options outstanding as of September 30, 2006 are set forth below:

Exercise Price	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
$8.50-$10.74	51,628	$9.76	3.48
$10.75-$12.99	103,784	11.51	6.29
$13.00-$15.24	—	—	—
$15.25-$17.50	51,148	16.94	3.84
Outstanding at September 30, 2006	206,560	$12.42	4.98

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award’s vesting period, and remeasured at each reporting date through the date of settlement. The total compensation cost recognized for the nine months ended September 30, 2006 was $153,578.

The 2005 Equity Incentive Compensation Plan (“2005 Plan”) permits the grant of stock options, restricted stock awards and other stock incentives to key employees and all non-employee directors. The 2005 Plan provides for the issuance of up to 3,413,131 shares of the Company’s Common Stock, including both performance and nonperformance-based restricted stock. Performance-based restricted stock awards vest at the end of a specified three year period, with the ultimate number of awards earned contingent on achievement of certain performance targets. If performance targets are not achieved, all or a portion of the performance-based awards are forfeited and become available for future grants. Nonperformance-based restricted stock awards vest ratably over a three year period and nonperformance-based restricted stock units (granted to non-employee directors) vest over a one year period. It is the current intention that employee grants will be performance-based. The 2005 Plan provides for accelerated vesting in the event of death or retirement. Non-employee directors also may elect to defer a portion of their cash compensation, with such deferred amount to be paid by delivery of deferred stock units. Outstanding awards were granted at fair market value on grant date. The number of shares of Common Stock which remains available for future grants under the 2005 Plan at September 30, 2006 is 3,331,645 shares.

The Company pays dividends and dividend equivalents on outstanding awards, which are charged to net assets when paid. Dividends and dividend equivalents paid on restricted awards that are later forfeited are reclassified to compensation expense.

A summary of the status of the Company’s awards granted under the 2005 Plan as of September 30, 2006, and changes during the period then ended is presented below:

Awards	Shares/Units	Weighted Average Grant-Date Fair Value
Balance at December 31, 2005	21,441	$12.57
Granted:
Restricted stock	49,500	12.93
Restricted stock units	7,500	13.24
Deferred stock units	3,007	13.02
Vested & issued	(9,165)	12.56
Forfeited	(1,482)	12.56
Balance at September 30, 2006 (includes 49,500 performance-based awards and 21,301 nonperformance-based awards)	70,801	$12.91

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Compensation costs resulting from awards granted under the 2005 Plan are based on the fair value of the award on grant date (determined by the average of the high and low price on grant date) and recognized on a straight-line basis over the requisite service period. For those awards with performance conditions, compensation costs are based on the most probable outcome and, if such goals are not met, compensation cost is not recognized and any previously recognized compensation cost is reversed. The total compensation costs for restricted stock granted to employees for the period ending September 30, 2006 were $195,538. The total compensation costs for restricted stock units granted to non-employee directors for the period ended September 30, 2006 were $90,742. As of September 30, 2006, there were total unrecognized compensation costs of $632,312, a component of additional capital surplus, related to nonvested equity-based compensation arrangements granted under the 2005 Plan. Those costs are expected to be recognized over a weighted average period of 1.92 years.

7. Expenses

The aggregate remuneration paid during the nine months ended September 30, 2006 to officers and directors amounted to $2,149,556, of which $262,230 was paid as fees and compensation to directors who were not officers. These amounts represent the taxable income to the Company’s officers and directors and therefore differ from the amounts reported in the accompanying Statement of Operations that are recorded and expensed in accordance with generally accepted accounting principles.

8. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2006, the Company had securities on loan of $65,171,190 and held collateral of $66,863,737, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.

FINANCIAL HIGHLIGHTS

	Nine Months Ended
	(unaudited)
	September 30, 2006		September 30, 2005		Year Ended December 31
					2005	2004	2003	2002	2001

Per Share Operating Performance

Net asset value, beginning of period	$14.71		$15.04		$15.04	$14.36	$12.12	$16.05	$23.72

Net investment income	0.16		0.15		0.22	0.23*	0.19	0.20	0.26

Net realized gains and increase (decrease) in unrealized appreciation	0.98		0.24		0.32	1.39	2.85	(3.38)	(6.21)

Total from investment operations	1.14		0.39		0.54	1.62	3.04	(3.18)	(5.95)

Less distributions

Dividends from net investment income	(0.13)		(0.14)		(0.22)	(0.24)	(0.17)	(0.19)	(0.26)

Distributions from net realized gains	(0.02)		(0.01)		(0.64)	(0.66)	(0.61)	(0.57)	(1.39)

Total distributions	(0.15)		(0.15)		(0.86)	(0.90)	(0.78)	(0.76)	(1.65)

Capital share repurchases	0.03		0.04		0.05	0.02	0.04	0.05	0.04

Reinvestment of distributions	—		—		(0.06)	(0.06)	(0.06)	(0.04)	(0.11)

Total capital share transactions	0.03		0.04		(0.01)	(0.04)	(0.02)	0.01	(0.07)

Net asset value, end of period	$15.73		$15.32		$14.71	$15.04	$14.36	$12.12	$16.05

Per share market price, end of period	$13.52		$13.12		$12.55	$13.12	$12.41	$10.57	$14.22

Total Investment Return

Based on market price	9.0%		1.1%		2.2%	13.2%	25.2%	(20.6)%	(24.7)%

Based on net asset value	8.2%		3.0%		4.5%	12.1%	26.3%	(19.4)%	(24.7)%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$1,338,665		$1,288,243		$1,266,729	$1,295,549	$1,218,862	$1,024,810	$1,368,366

Ratio of expenses to average net assets	0.47%	†	0.44%	†	0.45%	0.43%	0.47%	0.34%	0.19%

Ratio of net investment income to average net assets	1.40%	†	1.35%	†	1.44%	1.54%	1.45%	1.42%	1.33%

Portfolio turnover	11.51%	†	12.52%	†	12.96%	13.43%	12.74%	17.93%	19.15%

Number of shares outstanding at end of period (in 000’s)	85,118		84,090		86,100	86,135	84,886	84,536	85,233

*	In 2004 the Company received $2,400,000, or $0.03 per share, in an extraordinary dividend from Microsoft Corp.
†	Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

September 30, 2006

(unaudited)

	Shares	Value (A)
Stocks and Convertible Securities — 96.1%

Consumer — 17.6%
Consumer Discretionary — 7.6%
BJ’s Wholesale Club, Inc. (B)	500,000	$14,590,000
Clear Channel Communications, Inc.	350,000	10,097,500
Comcast Corp. (B)	365,000	13,450,250
Gannett Co., Inc.	112,500	6,393,375
Harley-Davidson, Inc.	200,000	12,550,000
Newell Rubbermaid Inc.	400,000	11,328,000
OSI Restaurant Partners, Inc.	315,000	9,988,650
Ryland Group Inc. (C)	50,000	2,160,500
Target Corp.	350,000	19,337,500

		99,895,775

Consumer Staples — 10.1%
Avon Products, Inc.	430,000	13,183,800
Bunge Ltd. (C)	235,000	13,618,250
Coca-Cola Co.	200,000	8,936,000
Dean Foods Co. (B)	350,000	14,707,000
Del Monte Foods Co.	1,115,000	11,651,750
PepsiCo, Inc.	400,000	26,104,000
Procter & Gamble Co.	340,000	21,073,200
Safeway Inc.	423,000	12,838,050
Unilever plc ADR	550,000	13,645,500

		135,757,550

Energy — 11.0%
BP plc ADR	95,000	6,230,100
ConocoPhillips	345,000	20,537,850
ENSCO International, Inc.	134,150	5,879,795
Exxon Mobil Corp.	215,000	14,426,500
Marathon Oil Co.	120,000	9,228,000
Murphy Oil Corp.	38,500	1,830,675
Petroleum & Resources Corporation (D)	1,985,996	64,902,349
Schlumberger Ltd.	380,000	23,571,400

		146,606,669

Financials — 17.8%
Banking — 13.9%
BankAtlantic Bancorp, Inc.	880,000	12,513,600
Bank of America Corp.	610,000	32,677,700
Bank of New York Co., Inc. (The)	375,000	13,222,500
Compass Bancshares Inc.	300,000	17,094,000
Fifth Third Bancorp (C)	280,000	10,662,400
Investors Financial Services Corp. (C)	382,500	16,478,100
Morgan Stanley	200,000	14,582,000
Wachovia Corp.	470,000	26,226,000
Wells Fargo & Co.	650,000	23,517,000
Wilmington Trust Corp.	420,000	18,711,000

		185,684,300

Insurance — 3.9%
AMBAC Financial Group, Inc.	240,000	19,860,000
American International Group, Inc.	500,000	33,130,000

		52,990,000

	Shares	Value (A)
Health Care — 12.9%
Abbott Laboratories	320,000	$15,539,200
Advanced Medical Optics, Inc. (B)(C)	310,000	12,260,500
Bristol-Myers Squibb Co.	345,000	8,597,400
Caremark Rx Inc.	245,000	13,884,150
Genentech, Inc. (B)	220,000	18,194,000
Johnson & Johnson	255,000	16,559,700
Laboratory Corp. of America Holdings (B)	140,000	9,179,800
MedImmune, Inc. (B)	225,000	6,572,250
Medtronic, Inc.	310,000	14,396,400
Pfizer Inc.	1,120,000	31,763,200
Teva Pharmaceutical Industries Ltd. ADR	20,000	681,800
Wyeth Co.	325,000	16,523,000
Zimmer Holdings, Inc. (B)	125,000	8,437,500

		172,588,900

Industrials — 12.7%
Cintas Corp.	300,000	12,249,000
Curtiss-Wright Corp.	460,000	13,961,000
Donnelley (R.R.) & Sons Co. (C)	225,000	7,416,000
Emerson Electric Co.	200,000	16,772,000
Essex Corp. (B)	116,500	2,027,100
General Electric Co.	1,487,700	52,515,810
Illinois Tool Works Inc.	250,000	11,225,000
Masco Corp. (C)	450,000	12,339,000
3M Co.	160,000	11,907,200
United Parcel Service, Inc.	155,000	11,150,700
United Technologies Corp.	300,000	19,005,000

		170,567,810

Information Technology — 12.9%
Communication Equipment — 1.9%
Avaya Inc. (B)	600,000	6,864,000
Corning Inc. (B)	500,000	12,205,000
Lucent Technologies Inc. (B)	2,900,000	6,786,000

		25,855,000

Computer Related — 9.1%
Automatic Data Processing Inc.	300,000	14,202,000
BEA Systems, Inc. (B)	800,000	12,160,000
Cisco Systems, Inc. (B)	1,110,000	25,530,000
Dell Inc. (B)	565,000	12,904,600
Microsoft Corp.	1,180,000	32,249,400
Oracle Corp. (B)	1,356,001	24,055,458

		121,101,458

Electronics — 1.9%
Cree, Inc. (B)(C)	375,000	7,541,250
Intel Corp.	550,000	11,313,500
Solectron Corp. (B)	1,850,000	6,031,000

		24,885,750

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2006

(unaudited)

	Shares	Value (A)
Materials — 4.9%
Air Products and Chemicals, Inc.	250,000	$16,592,500
du Pont (E.I.) de Nemours and Co.	360,000	15,422,400
Florida Rock Industries Inc.	200,000	7,742,000
Martin Marietta Materials, Inc.	83,000	7,023,460
Rohm & Haas Co.	400,000	18,940,000

		65,720,360

Telecom Services — 3.0%
Alltel Corp.	300,000	16,650,000
AT&T Corp.	595,000	19,373,200
Windstream Corp.	310,178	4,091,248

		40,114,448

Utilities — 3.3%
Aqua America, Inc. (C)	608,000	13,339,520
Duke Energy Corp.	611,560	18,469,112
MDU Resources Group, Inc.	562,500	12,566,250

		44,374,882

Total Stocks and Convertible Securities (Cost $918,292,437) (E)		$1,286,142,902

	Prin. Amt.	Value (A)
Short-Term Investments — 3.3%
U.S. Government Obligations —1.2%
U.S. Treasury Bills, 4.98%, due 11/16/06	$16,500,000	$16,395,005

Time Deposit — 0.0%
J.P. Morgan, 4.63%, due 10/2/06		224,843

Commercial Paper — 2.1%
American General Finance, Inc., 5.24%, due 10/3/06 - 10/31/06	8,000,000	7,978,766
Chevron Funding Co., 5.19- 5.20%, due 10/3/06 - 10/26/06	5,600,000	5,583,867
General Electric Capital Corp., 5.23%, due 10/10/06 - 10/17/06	7,750,000	7,735,726
Toyota Motor Credit Corp., 5.20- 5.23%, due 10/5/06 - 10/19/06	6,375,000	6,363,195

		27,661,554

Total Short-Term Investments (Cost $44,281,402)		44,281,402

Securities Lending Collateral — 5.0%
Brown Brothers Investment Trust, 5.25%, due 10/2/06		66,863,737

Total Securities Lending Collateral (Cost $66,863,737)		66,863,737

Total Investments — 104.4% (Cost $1,029,437,576)		1,397,288,041
Cash, receivables, prepaid expenses and other assets, less liabilities — (4.4)%		(58,622,675)

Net Assets — 100%		$1,338,665,366

Notes:

(A)	See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)	Presently non-dividend paying.
(C)	Some of the shares of this company are on loan. See note 8 to financial statements.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	The aggregate market value of stocks held in escrow at September 30, 2006 covering open call option contracts written was $21,037,760. In addition, the aggregate market value of securities segregated by the Company’s custodian required to collateralize open put option contracts written was $14,884,000.

PORTFOLIO SUMMARY

September 30, 2006

(unaudited)

Ten Largest Portfolio Holdings

	Market Value	% of Net Assets
Petroleum & Resources Corporation*	$64,902,349	4.8
General Electric Co.	52,515,810	3.9
American International Group, Inc.	33,130,000	2.5
Bank of America Corp.	32,677,700	2.4
Microsoft Corp.	32,249,400	2.4
Pfizer Inc.	31,763,200	2.4
Wachovia Corp.	26,226,000	2.0
PepsiCo, Inc.	26,104,000	2.0
Cisco Systems, Inc.	25,530,000	1.9
Oracle Corp	24,055,458	1.8

Total	$349,153,917	26.1%

*Non-controlled affiliate

Sector Weightings

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

September 30, 2006

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Appreciation/ (Depreciation)

COVERED CALLS
100	Air Products and Chemicals, Inc.	$ 75	Dec	06	$8,700
100	AMBAC Financial Group, Inc.	85	Nov	06	9,439
100	AMBAC Financial Group, Inc.	90	Jan	07	8,699
100	AMBAC Financial Group, Inc.	90	Feb	07	12,199
200	American International Group, Inc.	70	Feb	07	(7,601)
100	Avon Products, Inc.	35	Oct	06	9,200
200	Bunge Ltd.	65	Jan	07	(1,601)
100	Caremark Rx Inc.	60	Oct	06	6,200
100	Caremark Rx Inc.	60	Dec	06	(1,800)
100	Caremark Rx Inc.	65	Jan	07	2,700
100	Dean Foods Co.	40	Dec	06	(20,800)
100	Harley-Davidson, Inc.	65	Jan	07	(8,301)
250	Harley-Davidson, Inc.	65	Feb	07	(47,626)
100	Investors Financial Services Corp.	50	Oct	06	11,450
100	Investors Financial Services Corp.	55	Oct	06	14,324
100	Investors Financial Services Corp.	50	Jan	07	12,199
200	Investors Financial Services Corp.	55	Jan	07	19,399
100	Laboratory Corp. of America Holdings	70	Nov	06	4,200
150	Laboratory Corp. of America Holdings	72.50	Nov	06	15,299
200	Marathon Oil Co.	100	Jan	07	24,171
80	Martin Marietta Materials, Inc.	140	Oct	06	13,759
100	Martin Marietta Materials, Inc.	100	Jan	07	(3,801)
100	Morgan Stanley	75	Jan	07	(12,800)
100	Murphy Oil Corp.	55	Oct	06	12,700
200	Ryland Group Inc.	60	Jan	07	10,399
100	Target Corp.	55	Jan	07	(58,301)
100	United Technologies Corp.	70	Jan	07	3,200
100	Zimmer Holdings, Inc.	80	Jan	07	5,267

3,480					40,873

COLLATERALIZED PUTS
150	Avon Products, Inc.	25	Jan	07	12,300
150	Cintas Corp.	35	Nov	06	15,299
100	ENSCO International, Inc.	40	Oct	06	6,700
200	ENSCO International, Inc.	45	Oct	06	(17,523)
250	ENSCO International, Inc.	40	Dec	06	(10,751)
150	Exxon Mobil Corp.	52.50	Oct	06	14,550
100	Florida Rock Industries Inc.	35	Dec	06	6,949
200	Florida Rock Industries Inc.	30	Jan	07	10,399
250	Intel Corp.	17.50	Oct	06	22,999
100	Marathon Oil Co.	75	Oct	06	(5,300)
100	Marathon Oil Co.	67.50	Jan	07	(8,800)
200	Masco Corp.	25	Jan	07	2,399
250	MedImmune, Inc.	25	Dec	06	20,499
200	Medtronic, Inc.	42.50	Nov	06	9,399
100	Procter & Gamble Co.	55	Oct	06	8,700
250	Ryland Group Inc.	30	Oct	06	22,999
150	Ryland Group Inc.	35	Oct	06	12,299
100	Ryland Group Inc.	37.50	Oct	06	7,200
53	Ryland Group Inc.	30	Jan	07	2,491
100	Target Corp.	42.50	Oct	06	11,200
100	Target Corp.	45	Oct	06	9,700
150	United Parcel Service, Inc.	65	Oct	06	8,549
100	Wachovia Corp.	50	Oct	06	12,200
200	Wachovia Corp.	47.50	Jan	07	11,399
75	Zimmer Holdings, Inc.	60	Dec	06	6,200

3,778					192,056

					$232,929

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended September 30, 2006

(unaudited)

	Shares
	Additions		Reductions	Held September 30, 2006
Advanced Medical Optics, Inc.	10,000			310,000
Avon Products, Inc.	10,000			430,000
Dell Inc.	20,000			565,000
ENSCO International, Inc.	134,150			134,150
Essex Corp.	116,500			116,500
Exxon Mobil Corp.	85,000			215,000
Florida Rock Industries Inc.	50,000			200,000
Intel Corp.	240,000			550,000
MDU Resources Group, Inc.	187,500	(1)		562,500
Ryland Group Inc.	50,000			50,000
Teva Pharmaceutical Industries Ltd. ADR	20,000			20,000
Wells Fargo & Co.	325,000	(1)		650,000
Windstream Corp.	310,178	(2)		310,178
Abbott Laboratories			30,000	320,000
AMBAC Financial Group, Inc.			55,000	240,000
Aqua America, Inc.			42,000	608,000
BP plc ADR			175,000	95,000
Caremark Rx Inc.			10,000	245,000
Cisco Systems, Inc.			90,000	1,110,000
Dean Foods Co.			100,000	350,000
Donnelley (R.R.) & Sons Co.			35,000	225,000
Harley-Davidson, Inc.			35,000	200,000
HCA Inc.			250,000	—
Laboratory Corp. of America Holdings			60,000	140,000
Newell Rubbermaid Inc.			115,000	400,000
Target Corp.			60,000	350,000
Unilever plc ADR			71,000	550,000

(1)	By stock split.
(2)	Received 1.033926 shares for each share of Alltel Corp. held.

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

HISTORICAL FINANCIAL STATISTICS

December 31	Value of Net Assets	Shares Outstanding*	Net Asset Value per Share*	Dividends from Net Investment Income per Share*	Distributions from Net Realized Gains per Share*
1996	$1,138,760,396	72,054,792	$15.80	$.35	$.80
1997	1,424,170,425	74,923,859	19.01	.29	1.01
1998	1,688,080,336	77,814,977	21.69	.30	1.10
1999	2,170,801,875	80,842,241	26.85	.26	1.37
2000	1,951,562,978	82,292,262	23.72	.22	1.63
2001	1,368,366,316	85,233,262	16.05	.26	1.39
2002	1,024,810,092	84,536,250	12.12	.19	.57
2003	1,218,862,456	84,886,412	14.36	.17	.61
2004	1,295,548,900	86,135,292	15.04	.24	.66
2005	1,266,728,652	86,099,607	14.71	.22	.64
September 30, 2006 (unaudited)	1,338,665,366	85,117,815	15.73	.13	.02

*	Adjusted to reflect the 3-for-2 stock split effected in October 2000.

Common Stock

Listed on the New York Stock Exchange

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900 or (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke L.L.P.

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Transfer Agent & Registrar: American Stock Transfer & Trust Co.

Custodian of Securities: Brown Brothers Harriman & Co.

OTHER INFORMATION

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to shareholders, the Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Company also posts its Forms N-Q on its website at www.adamsexpress.com under the heading “Financial Reports”.

Proxy Voting Policies and Record

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information as to how the Company voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 are available (i) without charge, upon request, by calling the Company’s toll free number at (800) 638-2479; (ii) on the Company’s website by clicking on “Corporate Information” heading on the website; and (iii) on the Securities and Exchange Commission’s website at http//www.sec.gov.

Privacy Policy

In order to conduct its business, The Adams Express Company collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

SHAREHOLDER INFORMATION AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Company presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional Cash Investments
Service Fee	$2.50 per investment
Brokerage Commission	$0.05 per share

Reinvestment of Dividends*
Service Fee	2% of amount invested
(maximum of $2.50 per investment)
Brokerage Commission	$0.05 per share

Sale of Shares
Service Fee	$10.00
Brokerage Commission	$0.05 per share

Deposit of Certificates for safekeeping $7.50
Book to Book Transfers	Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

Initial minimum investment (non-holders)	$500.00
Minimum optional investment (existing holders)	$50.00
Electronic Funds Transfer (monthly minimum)	$50.00
Maximum per transaction	$25,000.00
Maximum per year	NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in “street” name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a “street” name or brokerage account, please contact your broker for details about how you can participate in AST’s Plan or contact AST.

The Company

The Adams Express Company

Lawrence L. Hooper, Jr.

Vice President, General Counsel and Secretary

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

The Transfer Agent

American Stock Transfer & Trust Company

Address Shareholder Inquiries to:

Shareholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

Investors Choice Mailing Address:

Attention: Dividend Reinvestment

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Website: www.amstock.com

E-mail: info@amstock.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There are no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.